Document And Entity Information	12 Months Ended
Dec. 31, 2024 shares
Document Information [Line Items]
Entity Registrant Name	FIRST MAJESTIC SILVER CORP.
Entity Central Index Key	0001308648
Document Registration Statement	false
Document Annual Report	true
Entity File Number	001-34984
Entity Incorporation, State or Country Code	Z4
Trading Symbol	AG
Current Fiscal Year End Date	--12-31
Entity Current Reporting Status	Yes
Entity Address, Address Line One	Suite 1800
Entity Address, Address Line Two	925 West Georgia Street
Entity Address, City or Town	Vancouver
Entity Address, State or Province	BC
Entity Address, Postal Zip Code	V6C 3L2
City Area Code	604
Local Phone Number	688-3033
Annual Information Form	true
Audited Annual Financial Statements	true
Entity Emerging Growth Company	false
Entity Interactive Data Current	Yes
Entity Common Stock, Shares Outstanding (in shares)	301,913,238
Document Type	40-F
Document Period End Date	Dec. 31, 2024
Document Fiscal Year Focus	2024
Document Fiscal Period Focus	FY
Amendment Flag	false
Title of 12(b) Security	Common Shares, no par value
Security Exchange Name	NYSE
ICFR Auditor Attestation Flag	true
Auditor Name	Deloitte LLP
Auditor Location	Vancouver, Canada
Auditor Firm ID	1208
Document Financial Statement Error Correction [Flag]	false
Business Contact [Member]
Document Information [Line Items]
Contact Personnel Name	National Registered Agents, Inc.
Entity Address, Address Line One	1090 Vermont Avenue N.W.
Entity Address, Address Line Two	Suite 910
Entity Address, City or Town	Washington D.C.
Entity Address, State or Province	WA
Entity Address, Postal Zip Code	20005
City Area Code	202
Local Phone Number	371-8090